Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note  13.   Shareholders' Equity

Common Stock Dividend:  In May 2012 and May 2011 the Company paid a 10% common stock dividend to shareholders (488,383 and 443,945 shares respectively). All share and per share information has been retroactively adjusted to give effect to this stock dividend for the periods presented.

Treasury Stock:  No transactions occurred in 2012 or 2011 for the repurchase of Company stock.

Stock Options:  In 1999, 2002 and 2003, the shareholders approved the Company's Employee Stock Option Plans and in 2005 the shareholders approved the Company's Directors and Employee Stock Option Plan (the "Plans"). The Plans are "non-qualified" stock option plans.  Reserved for issuance upon the exercise of options granted or to be granted by the Board of Directors is an aggregate of 148,181 shares of common stock as of December 31, 2012.  All options issued under the Plans were fully vested upon issuance.  All directors and certain officers and employees of the Company have been granted options under the Plans.  All stock option amounts and prices included in the following discussions have been adjusted for stock dividends.

There were no option awards, and hence no net compensation expenses for both 2012 and 2011.

Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of the grant.  No options were awarded or exercised in 2012. All options issued have 10 year contractual terms and were fully vested as of December 31, 2012.

At December 31, 2012, there were 148,181 shares available for grant under the Plans.

The following table summarizes stock option activity for the year ended December 31, 2012.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2012	415,708	$9.01
Granted	—	$—
Exercised	9,332	$3.75
Expired/terminated	49,534	$8.25
Outstanding at December 31, 2012	356,842	$9.36	2.4	$—

Exercisable at December 31, 2012	356,842	$9.36	2.4	$—

Stock options outstanding and exercisable at December 31, 2012 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$5.25	55,287	0.4	$5.25
$7.42	11,010	1.3	$7.42
$8.91	44,424	2.2	$8.91
$10.39	229,285	3.0	$10.39
$11.28	16,836	3.8	$11.28
	356,842	2.4	$9.36

Preferred Stock: On October 3, 2008 Congress passed the Emergency Economic Stabilization Act of 2008 (EESA), which provides the U.S. Secretary of the Treasury with broad authority to implement certain actions to help restore stability and liquidity to the U.S. markets. One of the provisions resulting from EESA is the Treasury Capital Purchase Program (CPP) which provided for the direct equity investment of perpetual preferred stock by the U.S. Treasury in qualified financial institutions. This program was voluntary and requires an institution to comply with several restrictions and provisions, including limits on executive compensation, stock redemptions, and declaration of dividends. The CPP provided for a minimum investment of 1% of Risk-Weighted-Assets, with a maximum investment of the lesser of 3% of Risk-Weighted Assets or $25 billion.  The perpetual preferred stock has a dividend rate of 5% per year until the fifth anniversary of the Treasury investment and a dividend of 9%, thereafter. The CPP also requires the Treasury to receive warrants for common stock equal to 15% of the capital invested by the U.S. Treasury.

The Company received an investment in cumulative perpetual preferred stock of $16,288,000 on January 30, 2009.  These proceeds were allocated between the preferred stock and warrants based on relative fair value in accordance with FASB ASC Topic 470, Debt with Conversion and Other Options. The allocation of proceeds resulted in a discount on the preferred stock that will be accreted over five years. The Company issued 359,135 common stock warrants to the U.S. Treasury and $930 thousand of those proceeds were allocated to the warrants. The warrants are accounted for as equity securities. The warrants have a contractual life of 10 years and an exercise price of $6.79 per share of common stock.

In November of 2012, the U.S. Treasury held an auction and sold its investment in the preferred stock to institutional investors. Restrictions related to the CPP have been lifted. The warrants for 399,006 shares of common stock, with an exercise price of $6.12 per share, remain outstanding as of December 31, 2012.

The Company has recorded dividends in the approximate amount of $815 thousand for each of the years ended December 31, 2012 and 2011. All dividend amounts through December 31, 2012 have been paid. The preferred stock qualifies for and is accounted for as equity securities and is included in the Company's Tier I capital on the date of receipt.